TAXES PAYABLE AND AMOUNTS TO BE REFUNDED TO CUSTOMERS (Details) - BRL (R$) R$ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Current taxes payable		R$ 544	R$ 528
Non current Taxes payable		370	342
Total tax payable		914	870
Pasep and Cofins taxes to be reimbursed to customers		3,304	3,023
ICMS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable		108	124
COFINS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	[1]	199	166
Non current Taxes payable	[1]	304	281
PIS/PASEP [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	[1]	43	36
Non current Taxes payable	[1]	66	61
INSS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable		44	36
Other Tax Authority [member]
IfrsStatementLineItems [Line Items]
Current taxes payable	[2]	150	166
PIS/PASEP and COFINS [member]
IfrsStatementLineItems [Line Items]
Current taxes payable		1,155	704
Non current Taxes payable		1,808	R$ 2,319
I C M S [Member]
IfrsStatementLineItems [Line Items]
Current taxes payable	[3]	R$ 341

[1]	PIS/Pasep and Cofins recorded in current liabilities include the deferral on the financial remuneration of the contract asset and on the construction and improvement revenues linked to the transmission contracts. For more information, see Note 15.
[2]	The December 31, 2022, balance includes income tax withholdings on interest on equity declared on December 14, 2022 and December 22, 2022, the collection of which occurred in January 2023, in accordance with tax legislation.
[3]	On June 23, 2022 Complementary Law no. 194 was enacted, with immediate effectiveness, which changed the National Tax Code (CTN) and Complementary Law no. 87/96 (Kandir Law), classifying electric energy, among other goods, as essential, prohibiting the establishment of ICMS rates for transactions with these goods at a higher level than for transactions in general, and applying the non-levy of this tax on transmission and distribution services and sectorial charges related to electric energy transactions. In December 2022, an amount of R$341 was provisioned to be returned to the consumers, referring to the period in which the tax was still charged in the invoices.